Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
Class A Shares (TICKER STIAX)
Class B Shares (TICKER SINBX)
Class C Shares (TICKER SINCX)
Class F Shares (TICKER STFSX)
Institutional Shares (TICKER STISX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Mark E. Durbiano, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451566 (3/13)